JUNE 30, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

State Update and Municipal Bond Market Overview

California’s economy continued its post-recession recovery albeit at a slower pace than the nation as a whole. Although the state’s real estate market appeared to have reached a bottom and showed signs of recovery, with default notices declining significantly from 2009 highs and the median sales price of existing homes rising from 2009 lows, the housing market remained historically weak. California benefited from strong export growth and venture capital investments largely in the software and biotechnology industries. California’s unemployment rate declined from 11.9% in June 2011 to 10.7% at period-end, but it remained significantly higher than the 8.2% national rate.1 The state gained jobs in most sectors, representing a shift in trend from the past few years.

The construction, information, professional and business services, and mining and logging sectors posted the strongest growth rates, while the government, manufacturing, and other services sectors had declines. In the economic forecast included with the governor’s revised fiscal year 2013 (ended June 30, 2013) budget proposal, the state projected nonfarm jobs lost during the Great Recession to be recovered fully by the fourth quarter of 2015, rather than the previous forecast of 2016.

California enacted an on-time fiscal year 2013 budget that closed a $15.7 billion gap through recurring and one-time spending cuts, temporary taxes and other actions while rebuilding a nearly $1 billion reserve.2 The enacted budget reforms the state’s welfare program and overhauls the correctional system while increasing school and university funding, pending voter approval of the governor’s tax initiative in the November general election. Should voters reject the measure, an offsetting automatic trigger would cut $6 billion from education and public safety funding.2 Independent credit rating agency Standard & Poor’s (S&P) considered California’s budgetary solutions realistic and believed the enacted budget positions the state to finance intra-year cash flow deficits in a timely manner.

The state’s net tax-supported debt was $2,559 per capita and 6.0% of personal income, compared with the $1,117 and 2.8% national medians.3 Although California’s debt levels ranked among the nation’s highest, they were relatively

1. Source: Bureau of Labor Statistics.

2. Source: Edmund G. Brown, Jr., Governor, State of California, “California State Budget 2012-13: Enacted Budget Summary,” 6/28/12.

3. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

4 | Annual Report

moderate given the state’s large budget. In April 2012, S&P affirmed California’s general obligation bond rating of A- (a low rating for states) with a positive outlook.4 S&P’s rating and outlook reflected the state’s economic depth and diversity, prominent higher-education institutions, innovative businesses and sectors, as well as improved budgeting flexibility and cash performance. These positives were counterbalanced by California’s volatile revenue base and large debt, retirement benefit and budgetary liabilities, as well as governance rules that have sometimes contributed to delayed fiscal decision making. Although a few California municipalities have pursued protection through the bankruptcy courts, none of the funds in the Trust hold specific bonds impacted by these filings.

For the 12 months ended June 30, 2012, the municipal bond market posted robust gains as measured by the +9.90% return of the Barclays Municipal Bond Index, which tracks investment-grade securities.5 Over the reporting period municipal bonds generally outperformed Treasuries, which returned +9.04% according to the Barclays U.S. Treasury Index, which tracks various U.S. Treasury securities.5

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates supported the municipal market. The market was further supported by an extended period of low supply, thus reducing the availability of bonds to meet investor demand. In Europe, several countries struggled with financial challenges that resulted in a flight to quality benefiting the U.S. Treasury market, as well as the municipal bond market.

From a credit perspective, on August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. S&P lowered the country’s long-term Treasury bond rating to AA+ from AAA, citing political risks and a rising debt burden.4 All municipal bonds backed by the U.S. government or government-sponsored enterprises (GSEs) were also downgraded along with the country’s rating and those of GSEs. S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipal bonds and housing bonds tied to federal subsidy programs were affected by the downgrade, although they generally still carried high-grade ratings. Furthermore,

4. This does not indicate a rating of the Funds.
5. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Annual Report | 5

on July 19, 2011, independent credit rating agency Moody’s Investors Service placed five Aaa-rated states on its watch list for potential rating cuts partly based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the Aaa rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government.4

Congress enacted the Budget Control Act of 2011 with the intention of reducing the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, we believe one can expect reduced federal funding, which would impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. Despite facing fiscal restraints and broad budget cuts to achieve balance, many states continued to show mild growth in revenues, and the actual default rate for municipal bonds was very low.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of June 30, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

6 | Annual Report

Franklin California Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1, 2

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**The December cent per share dividend distribution consisted of payments on 12/21/11 and 12/30/11 for each class as follows: Class A, 4.60 and 1.48; Class B, 4.03 and 1.30; Class C, 4.00 and 1.29; and Advisor Class, 4.71 and 1.51.
***The June distribution included additional days’ accruals because the accrual period ended on 6/30/12.

shares paid dividends totaling 53.75 cents per share for the same period.3
The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.92%, based on an annualization of the current 4.19 cent per share dividend and the maximum offering price of $13.28 on June 30, 2012. An investor in the
2012 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 8.35% from a taxable investment to match the Fund’s Class A tax-free distribution rate.
For the Fund’s Class B, C and Advisor shares’ performance, please see the
Performance Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply.
These factors resulted in reduced income for the portfolio and caused dividends to decline.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Annual Report

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in secu-
rities that we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse mar-
kets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call fea-
tures. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, we favored the use of longer term bonds. We believe our conservative, buy-and-hold invest-
ment strategy can help us achieve relatively high, current, tax-free income for shareholders.

During the reporting period, we limited Fund purchases to bonds insured by
Assured Guaranty and non-insured bonds rated AA or higher by independent credit rating agencies. The municipal bond insurance industry has gone through significant downgrades since the 2008 financial crisis. As a result, Assured
Guaranty was the only major municipal bond insurer currently providing new municipal bond insurance. Aside from Berkshire Hathaway Assurance, Assured
Guaranty was the only insurer that carried a rating in the AA category. Since
October 2010, when Standard & Poor’s downgraded Assured Guaranty to
AA+ from AAA, no municipal bond insurers have been rated AAA.

We will continue to closely monitor the municipal insurance industry’s progress and the market for insured bonds. As always, we strive for solid per-
formance on a relative value basis with a focus on income and credit safety.

Thank you for your continued participation in Franklin California Insured Tax-
Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 9

Performance Summary as of 6/30/12

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Annual Report | 11

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary *(continued)*

Class C (7/1/02–6/30/12)

$20,000
$15,000
$10,000
$5,000
7/02
6/04
6/06
6/08
6/10
6/12
$16,727
$15,267
$12,756
Franklin California Insured Tax-Free Income Fund
Barclays Municipal Bond Index[6]
CPI[6]

Average Annual Total Return

Class C	6/30/12
1-Year	+11.35%
5-Year	+4.45%
10-Year	+4.32%

Advisor Class (7/1/02–6/30/12)[7]

$20,000
$15,000
$10,000
$5,000
7/02
6/04
6/06
6/08
6/10
6/12
$16,727
$16,198
$12,756
Franklin California Insured Tax-Free Income Fund
Barclays Municipal Bond Index[6]
CPI[6]

Average Annual Total Return

Advisor Class[7]	6/30/12
1-Year	+13.14%
5-Year	+5.12%
10-Year	+4.94%

Annual Report | 13

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for
Classes B, C and Advisor) per share on 6/30/12.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and
California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.
5. The 30-day standardized yield for the 30 days ended 6/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.34% and +8.17%.
8. Source: © 2012 Morningstar. The Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

14 | Annual Report

Your Fund’s Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 15

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Annual Report

Franklin California Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

We are pleased to bring you Franklin California Intermediate-Term Tax-Free
Income Fund’s annual report for the fiscal year ended June 30, 2012.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 47.

Annual Report | 17

18 | Annual Report

taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance
Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for munic-
ipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in secu-
rities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.
We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We believe our con-
servative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California
Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 19

Performance Summary as of 6/30/12

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

20 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25%
maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Annual Report | 21

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the
Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for
Classes C and Advisor) per share on 6/30/12.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and
California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.
5. The 30-day standardized yield for the 30 days ended 6/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.87% and +7.85%.
8. Source: © 2012 Morningstar. The Barclays Municipal Bond Index: 10-Year Component is the 10-year (8-12) component of the Barclays Municipal
Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies:
Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used meas-
ure of the inflation rate.

Annual Report | 23

Your Fund’s Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

24 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 25

Franklin California Tax-Exempt Money Fund

Your Fund’s Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

This annual report for Franklin California Tax-Exempt Money Fund covers the fiscal year ended June 30, 2012.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve
Board held short-term interest rates at a historically low level during the
12-month period under review, which affected money market portfolio yields.
As a result, Franklin California Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from June 30, 2011, through June 30, 2012.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Manager’s Discussion

Short-term municipal bond yields remained relatively low during the year under review as the Federal Open Market Committee kept rates unchanged,

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 57.

26 | Annual Report

maintaining the federal funds target rate in a range of 0% to 0.25% and the dis-
count rate at 0.75%. In addition, the Securities Industry and Financial Markets
Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt
Money Fund, also stayed relatively low. The SIFMA rate ranged during the reporting period from an all-time low of 0.06% on January 11 to a high of
0.26% on April 18.2 The SIFMA index ended the period at 0.18%.2

During the Fund s fiscal year, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured
VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing what we regarded as high-quality securities. In this environment, the Fund s yield remained at 0.00% for the reporting period.

The Fund participated in several issues during the review period, including
California Education Facilities Authority Revenue for Stanford University
and Metropolitan Water District of Southern California Water Revenue
VRDNs, and Los Angeles County Tax and Revenue Anticipation Notes.

Thank you for your continued participation in Franklin California Tax-
Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

Annual Report | 27

Your Fund’s Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Annual Report

Your Fund s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 29

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

30 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period October 31, 2008 (effective date) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 (continued)

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	$17,000,000	$ 17,737,630
California Endowment, 5.00%, 7/01/33	18,460,000	18,908,024
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,868,190
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,445,031
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,252,088
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	20,000,000	24,376,400
Refunding, California Mortgage Insured, 5.00%, 8/01/21	2,035,000	2,070,022
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,319,600
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,021,800
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding,		
Series A, AGMC Insured, 5.00%, 10/01/32	9,320,000	9,372,378
Series B, AGMC Insured, 5.75%, 10/01/29	1,465,000	1,467,256
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,		
10/01/34	14,000,000	15,285,060
10/01/41	3,880,000	4,202,661
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,083,370
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,777,803
Central USD, GO, Election of 2008, Series A, Assured Guaranty,		
5.50%, 8/01/29	3,000,000	3,405,090
5.625%, 8/01/33	3,500,000	3,929,660
Chaffey Community College District GO, Refunding, Series A, AGMC Insured, 5.00%, 7/01/27	270,000	273,178
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,790,586
Chula Vista Elementary School District GO, Election of 1998, Series F, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	2,685,000	2,748,044
Coachella Valley USD, GO,		
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	1,987,200
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	1,861,840
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	1,450,200
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	1,607,600
[a]Election of 2005, Series D, AGMC Insured, 5.00%, 8/01/37	7,000,000	7,396,900
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,581,750
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,		
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,438,045
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,171,210
Colton Joint USD, GO,		
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	3,210,486
Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,704,731
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	2,000,000	2,174,860
Corona-Norco USD, GO,		
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	818,146
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,488,187
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,586,462
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,659,774
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	3,278,944
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,186,440
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,377,575

36 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	$ 2,700,000	$ 2,705,319
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,315,695
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,870,370
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,683,536
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,221,200
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,568,282
[a]El Rancho USD, GO, AGMC Insured, 5.00%, 8/01/27	4,500,000	5,016,105
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,075,929
Escondido UHSD, COP, AGMC Insured, 5.00%,		
6/01/33	3,500,000	3,722,880
6/01/37	2,500,000	2,622,975
Eureka USD, GO, AGMC Insured, 5.00%, 8/01/25	4,145,000	4,194,243
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,529,518
Fairfield Suisun USD, GO, Election of 2002, NATL Insured,		
5.00%, 8/01/25	4,185,000	4,424,549
Pre-Refunded, 5.00%, 8/01/27	12,000,000	12,161,760
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	5,015,850
Fontana USD, GO,		
Refunding, Series A, AGMC Insured, 5.25%, 8/01/28	7,000,000	7,469,770
Series A, AGMC Insured, 5.25%, 8/01/27	6,700,000	7,180,792
Foothill/Eastern Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17	20,000,000	15,575,400
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18	25,000,000	18,395,750
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19	5,970,000	4,145,986
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	63,365,550
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,706,836
Fowler USD, GO,		
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	597,211
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	546,369
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,970,579
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	6,005,208
Fresno USD, GO, Refunding,		
[a]Series A, AGMC Insured, 5.00%, 8/01/25	5,000,000	5,628,200
Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,492,765
Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,620,640
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	1,960,713
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,010,250
Grossmont UHSD, GO,		
AGMC Insured, 5.00%, 8/01/33	1,440,000	1,579,925
AGMC Insured, 5.25%, 8/01/33	7,510,000	8,381,686
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,061,094
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,071,860
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	1,737,901

Annual Report | 37

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	$19,815,000	$ 19,828,672
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,140,780
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,		
5.125%, 10/01/32	1,690,000	1,851,260
5.25%, 10/01/39	7,590,000	8,269,001
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,		
8/01/25	3,045,000	3,827,443
8/01/29	3,075,000	3,952,359
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%, 9/01/32	7,000,000	7,000,140
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,250,080
Kern High School District GO, AGMC Insured, ETM, 6.625%,		
8/01/14	1,535,000	1,732,324
8/01/15	1,400,000	1,659,210
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,450,472
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,011,748
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,369,500
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,475,600
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	1,833,706
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,		
8/01/25	5,495,000	2,925,813
7/01/26	5,965,000	3,030,459
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,560,604
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,268,378
Live Oak School District COP, Assured Guaranty,		
5.50%, 8/01/29	1,245,000	1,408,095
5.875%, 8/01/34	2,270,000	2,567,143
5.875%, 8/01/39	2,750,000	3,080,990
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,168,321
Lodi USD School Facilities ID No. 1 GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	1,000,000	1,054,860
Long Beach Bond Finance Authority Lease Revenue, Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31	10,500,000	10,568,145
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC Insured, 5.00%,		
8/01/25	7,015,000	6,981,468
8/01/31	3,135,000	2,972,388
Los Angeles Community College District GO, Series B, AGMC Insured, 5.00%, 8/01/27	4,000,000	4,158,800
Los Angeles COP, Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC Insured, 5.00%, 6/01/27	5,895,000	5,980,890
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport, senior bond, Series D, 5.00%, 5/15/40	30,000,000	32,873,700
Los Angeles Department of Water and Power Revenue, Power System, Series B, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,148,150
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	605,000	605,411

38 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles USD, GO,		
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	$ 5,000,000	$ 5,595,300
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,572,900
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,490,548
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/26	10,000,000	10,302,500
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%, 9/01/18	1,765,000	1,774,902
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/29	1,200,000	1,309,488
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,360,878
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,089,125
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,466,175
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,909,034
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,126,400
Moorpark USD,		
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,405,717
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,115,372
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,384,560
Mount Diablo USD, GO, Election of 2002, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/25	6,025,000	6,307,452
Murrieta Valley USD, COP, NATL Insured, 5.00%, 8/01/27	1,380,000	1,398,602
Natomas USD, GO, AGMC Insured, Pre-Refunded, 5.00%, 9/01/26	2,535,000	2,579,363
Nevada Joint UHSD, GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	1,295,000	1,299,520
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,443,040
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,017,853
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23	2,500,000	2,541,075
Oceanside USD, GO,		
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,567,016
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	1,804,499
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,358,900
Orange County Sanitation District COP,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33	8,000,000	8,406,640
Series B, AGMC Insured, 5.00%, 2/01/37	25,000,000	26,976,750
Paramount USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,805,325
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/22	1,900,000	1,218,432
8/01/23	1,985,000	1,197,094
8/01/24	2,075,000	1,175,923
8/01/25	2,170,000	1,139,315
8/01/26	2,265,000	1,119,635
Peralta Community College District GO,		
Election of 2000, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/32	8,450,000	8,480,166
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,719,400
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,885,000	3,955,124

Annual Report | 39

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	$ 4,000,000	$ 4,229,720
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	10,965,126
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,307,840
Pomona USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,240,060
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,306,240
Poway RDA Tax Allocation,		
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,220,194
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,226,758
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,505,650
Redwood City School District GO, NATL RE, FGIC Insured, 5.00%, 7/15/27	3,000,000	3,004,020
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	26,452,320
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,059,200
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,691,152
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE, FGIC Insured,		
5.00%, 8/01/37	3,620,000	3,504,305
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,541,281
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%, 9/01/25	5,675,000	5,738,219
Sacramento Area Flood Control Agency Special Assessment,		
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,405,600
Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	675,000	685,922
Sacramento City USD, GO, Refunding, AGMC Insured, 5.00%, 7/01/31	14,030,000	15,381,790
Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,051,062
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,711,750
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	18,161,305
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,008,040
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	3,530,000	1,798,464
2/01/27	1,850,000	900,802
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,633,169
San Joaquin Delta Community College District GO, Election of 2004,		
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	3,526,618
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	4,804,078
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	544,216
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	5,152,195
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	6,166,538
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,064,878
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,600,099
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,625,070
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,023,300

40 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	$ 3,500,000	$ 3,502,240
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	13,970,029
San Juan USD, GO,		
Election of 1998, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,115,000	5,374,995
Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,218,000
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	16,585,921
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,485,421
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30	5,790,000	6,120,319
San Ysidro School District COP, School Facilities Project, AGMC Insured, 5.00%, 9/01/38	2,800,000	2,926,896
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	8,209,821
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27	5,555,000	5,622,215
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	11,969,163
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,430,230
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,468,924
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	1,410,000	1,510,477
Santee School District GO, Election of 2006,		
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,288,761
Series B, Assured Guaranty, 5.00%, 8/01/33	1,260,000	1,346,902
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,055,620
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,504,415
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,		
9/01/35	2,000,000	2,103,780
9/01/40	1,500,000	1,557,900
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,198,220
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	4,077,538
South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29	2,000,000	2,001,860
Southern California Pubic Power Authority Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	19,000,000	19,890,720
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,528,600
Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, AGMC Insured, Pre-Refunded, 5.625%, 9/01/26	2,250,000	2,269,080
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured,		
5.00%, 8/01/24	3,005,000	3,008,185
zero cpn., 8/01/28	2,340,000	904,831
zero cpn., 8/01/29	2,440,000	879,083
zero cpn., 8/01/30	2,550,000	854,837
zero cpn., 8/01/31	2,660,000	828,590
Stanislaus USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,626,367
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,693,930
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured, 5.00%, 12/01/40	6,020,000	6,362,237
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,336,915

Annual Report | 41

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	$15,000,000	$ 14,532,600
Susanville PFAR, Utility Enterprises Project, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,395,538
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	15,929,432
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,		
5.00%, 9/01/30	1,255,000	1,350,581
5.375%, 9/01/37	5,000,000	5,373,300
Turlock PFA Sewer Revenue, NATL RE, FGIC Insured, 5.50%, 9/15/29	6,855,000	6,864,666
Tustin CRDA Tax Allocation, Housing, AGMC Insured,		
5.00%, 9/01/30	2,125,000	2,280,699
5.25%, 9/01/39	3,250,000	3,464,923
Union Elementary School District GO, Capital Appreciation,		
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,234,340
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,146,660
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,128,814
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,865,753
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,097,344
Val Verde USD,		
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,257,276
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	666,040
Vista USD, GO,		
Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	3,759,828
Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	2,436,579
Series A, AGMC Insured, 5.25%, 8/01/25	5,000,000	5,009,550
Washington Township Health Care District Revenue, Refunding,		
5.00%, 7/01/18	2,000,000	2,006,480
5.125%, 7/01/23	450,000	451,508
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,414,663
West Basin Municipal Water District COP, Series A, NATL Insured, Pre-Refunded, 5.00%,		
8/01/24	1,545,000	1,622,667
8/01/24	955,000	1,003,543
West Contra Costa USD, GO,		
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,327,600
Election of 2010, Series A, AGMC Insured, 5.25%, 8/01/41	12,500,000	13,869,375
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,822,000
West Hills Community College District School Facilities ID No. 1 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/37	2,250,000	2,390,828
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%, 8/01/41	4,000,000	4,697,840
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	5,923,432
West Sacramento Financing Authority Water Revenue, AGMC Insured, 5.00%,		
10/01/31	7,160,000	7,927,624
10/01/34	7,190,000	7,858,310
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,041,160
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District Improvement, Assured Guaranty,		
5.50%, 9/01/34	1,750,000	1,918,683
5.625%, 9/01/39	2,500,000	2,732,600

42 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Westlands Water District Revenue COP,		
NATL Insured, 5.00%, 9/01/29	$11,775,000	$ 11,912,885
Series A, NATL Insured, 5.00%, 9/01/37	4,340,000	4,460,912
Wiseburn School District GO, Election of 2010,		
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,351,670
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,250,200
Woodland Finance Authority Wastewater Revenue, second senior lien, NATL Insured, 5.00%, 3/01/35	2,590,000	2,648,612
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	5,161,364
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,418,350
Total Municipal Bonds before Short Term Investments (Cost $1,988,080,406)		2,131,988,406
Short Term Investments 3.8%		
Municipal Bonds 3.8%		
California 3.8%		
[b]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.40%, 12/01/36	4,670,000	4,670,000
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.17%, 11/01/26	7,300,000	7,300,000
Series F, Daily VRDN and Put, 0.14%, 11/01/26	17,000,000	17,000,000
[b]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.14%, 7/01/23	14,100,000	14,100,000
[b]California State GO,		
Kindergarten, Series A3, Daily VRDN and Put, 0.16%, 5/01/34	2,600,000	2,600,000
Series A-2, Daily VRDN and Put, 0.11%, 5/01/33	2,500,000	2,500,000
[b]California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.14%, 8/15/27	4,900,000	4,900,000
[b]Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.17%, 7/01/34	7,500,000	7,500,000
[b]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding,		
Series A, Daily VRDN and Put, 0.14%, 12/01/36	2,840,000	2,840,000
Series C, Daily VRDN and Put, 0.16%, 12/01/38	10,600,000	10,600,000
Series E, Weekly VRDN and Put, 0.18%, 12/01/40	1,000,000	1,000,000
[b]Southern California Public Power Authority Revenue, Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.14%, 7/01/20	8,125,000	8,125,000
[b]Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.15%, 7/01/33	1,305,000	1,305,000
Total Short Term Investments (Cost $84,440,000)		84,440,000
Total Investments (Cost $2,072,520,406) 99.5%		2,216,428,406
Other Assets, less Liabilities 0.5%		10,416,297
Net Assets 100.0%		$2,226,844,703

See Abbreviations on page 75.

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

aFor the period October 31, 2008 (effective date) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%		
California 92.6%		
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15	$ 1,435,000	$ 1,436,837
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,182,980
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,048,446
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	1,705,000	1,823,378
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,476,124
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14	395,000	404,267
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	8,248,300
Antelope Valley UHSD, GO, Series A, NATL Insured, Pre-Refunded,		
4.50%, 8/01/13	1,230,000	1,246,138
4.625%, 8/01/14	1,250,000	1,266,513
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,592,332
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	2,857,789
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,164,629
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/24	3,000,000	3,388,500
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,		
9/01/26	1,000,000	1,030,830
9/01/28	2,000,000	2,061,280
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,		
8/01/15	4,600,000	4,333,752
8/01/16	4,670,000	4,280,522
California Community College Financing Authority Lease Revenue, Coast Community College, Series A, 5.00%, 6/01/26	1,220,000	1,362,899
California Educational Facilities Authority Revenue, San Francisco University, 5.00%, 10/01/21	3,000,000	3,523,200
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series K, 5.125%, 7/01/22	17,455,000	19,157,910
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,233,460
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,284,680
The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13	1,200,000	1,202,856
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13	1,815,000	1,847,434
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14	1,635,000	1,661,552
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,762,776
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,845,285
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,288,988
Stanford Hospital Clinics, Series B, 4.00%, 8/15/21	2,235,000	2,518,242
Stanford Hospital Clinics, Series B, 5.00%, 8/15/23	1,500,000	1,804,920
California Infrastructure and Economic Developing Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	6,167,500

Annual Report | 47

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Infrastructure and Economic Development Bank Revenue, J. Paul Getty Trust,		
Refunding, Series A, Sub Series A-1, 5.00%, 10/01/23	$ 5,000,000	$ 6,497,100
California Municipal Finance Authority COP, Community Hospitals of Central California,		
5.00%, 2/01/18	4,390,000	4,868,247
5.00%, 2/01/19	3,860,000	4,268,774
5.00%, 2/01/20	1,600,000	1,736,848
5.00%, 2/01/21	1,600,000	1,722,256
Refunding, 5.00%, 2/01/14	1,765,000	1,865,729
Refunding, 5.00%, 2/01/17	4,025,000	4,397,031
Refunding, 5.00%, 2/01/19	2,590,000	2,786,762
California Municipal Finance Authority Revenue,		
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,500,000	1,755,510
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,715,685
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,248,157
California State Department of Water Resources Power Supply Revenue,		
Power Supply, Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,799,550
Power Supply, Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	12,426,058
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,583,334
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,526,840
Refunding, Series N, 5.00%, 5/01/21	10,845,000	13,543,670
California State Department of Water Resources Water System Revenue, Central Valley Project,		
Refunding, Series AE, 5.00%, 12/01/26	5,000,000	5,861,900
California State Economic Recovery GO, Series A,		
5.00%, 7/01/15	6,115,000	6,635,998
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,975,381
California State Educational Facilities Authority Revenue, Chapman University, Refunding,		
5.00%, 4/01/25	5,000,000	5,576,150
California State GO,		
5.25%, 6/01/16	515,000	525,686
Refunding, 5.00%, 11/01/12	150,000	150,476
Refunding, 5.00%, 2/01/22	15,000,000	17,948,700
Refunding, 5.25%, 9/01/22	16,330,000	19,990,206
Refunding, NATL Insured, 5.00%, 2/01/18	5,000	5,016
California State Public Works Board Lease Revenue,		
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,815,875
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,216,870
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,327,557
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,693,080
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,881,086
Trustees of California State University, Series J, 5.50%, 11/01/25	4,725,000	5,526,596
Trustees of California State University, Series J, 5.50%, 11/01/26	1,000,000	1,166,070
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,546,018
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,585,595
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,326,744
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,522,982
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,757,800
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured,		
4.25%, 7/20/24	3,540,000	3,484,847

48 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	$10,000,000	$ 11,353,600
Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13	1,000,000	1,038,890
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,313,530
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.00%, 11/15/18	3,000,000	3,079,740
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,672,160
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	3,260,000	3,839,921
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,405,000	3,948,881
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,450,000	4,026,943
[a]Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,305,100
[a]Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,386,133
[a]Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,893,024
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	502,099
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	526,603
Carson RDA, Tax Allocation Housing, Series A, 5.00%,		
10/01/22	1,975,000	2,068,536
10/01/23	2,135,000	2,221,083
10/01/24	2,245,000	2,318,277
10/01/25	1,700,000	1,743,724
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22	10,445,000	7,298,966
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	979,545
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	4,642,974
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,507,031
Conejo Valley USD, GO, Election of 1998,		
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,254,300
Series D, NATL RE, FGIC Insured, 4.50%, 8/01/19	4,000,000	4,153,120
Contra Costa Community College District GO, Election of 2002, NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 8/01/18	2,450,000	2,458,085
Corona-Norco USD,		
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,500,670
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,651,685
GO, Capital Appreciation Bonds, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,321,872
PFA Special Tax Revenue, Series A, 5.25%, 9/01/25	2,235,000	2,275,118
Cupertino USD, GO, Refunding, 5.00%, 8/01/22	1,690,000	2,042,365
Desert Sands USD,		
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,318,500
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,370,023
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,		
8/01/20	2,800,000	3,374,616
8/01/21	2,140,000	2,544,332
8/01/22	3,090,000	3,639,093

Annual Report | 49

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Eden Township Healthcare District COP, 5.00%, 6/01/18	$ 1,505,000	$ 1,692,749
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	640,000	675,430
Folsom PFA Special Tax Revenue,		
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,076,586
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,119,366
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,088,890
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,378,737
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,438,609
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,495,536
Foothill/Eastern Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, 5.875%, 1/15/26	1,765,000	1,835,776
Capital Appreciation, Refunding, zero cpn., 1/15/22	30,345,000	17,280,264
Refunding, NATL Insured, 5.00%, 1/15/16	1,000,000	1,001,770
Fremont USD Alameda County GO, Refunding, 5.00%, 8/01/23	5,000,000	6,279,100
Fresno Joint Powers Financing Authority Lease Revenue, Master Lease Projects, Series A,		
5.25%, 4/01/22	1,055,000	1,158,285
5.50%, 4/01/23	1,070,000	1,179,857
5.625%, 4/01/24	1,110,000	1,225,207
5.75%, 4/01/25	1,125,000	1,243,013
Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12	435,000	436,040
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13	2,025,000	2,068,639
Irvine 1915 Act Special Assessment, Limited Obligation,		
AD No. 03-19, Group 2, Refunding, 4.875%, 9/02/16	940,000	961,047
AD No. 03-19, Group 2, Refunding, 5.00%, 9/02/18	940,000	960,642
AD No. 03-19, Group 2, Refunding, 5.125%, 9/02/19	940,000	960,671
Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	515,620
Irvine USD Financing Authority Special Tax, Series A,		
4.70%, 9/01/15	1,040,000	1,073,935
4.80%, 9/01/17	1,325,000	1,367,056
4.875%, 9/01/18	1,490,000	1,537,173
5.00%, 9/01/20	1,095,000	1,129,405
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,403,064
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,223,950
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,233,175
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,		
5.00%, 8/15/20	20,000,000	22,206,000
AMBAC Insured, 3.00%, 8/15/12	4,525,000	4,535,679
Los Angeles County MTA Sales Tax Revenue, Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	18,139,500
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,406,067
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,696,832

50 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles USD,		
COP, 5.00%, 12/01/20	$ 3,830,000	$ 4,469,572
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,829,126
GO, Refunding, NATL Insured, 5.25%, 7/01/13	3,500,000	3,672,725
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,463,258
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,899,707
GO, Refunding, Series A-2, 5.00%, 7/01/21	10,000,000	12,281,500
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,414,550
GO, Series D, 5.00%, 7/01/27	3,410,000	3,860,052
GO, Series I, 5.00%, 7/01/18	5,000,000	6,040,150
Los Angeles Wastewater System Revenue, Refunding, Sub Series B, 5.00%, 6/01/23	6,000,000	7,423,920
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,		
3.90%, 11/15/36	3,440,000	3,646,813
3.95%, 11/15/36	1,330,000	1,413,138
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	5,038,700
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%,		
10/01/25	7,580,000	9,253,285
10/01/26	8,010,000	9,681,927
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,		
8/01/18	1,455,000	1,169,485
8/01/19	1,480,000	1,127,020
Moreno Valley USD, GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,275,450
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,192,280
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,521,122
New Haven USD, GO, Capital Appreciation Bonds, Refunding, AGMC Insured, zero cpn.,		
8/01/22	11,750,000	7,978,837
8/01/23	3,200,000	2,055,040
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,		
5.00%, 7/01/23	2,000,000	2,251,840
5.25%, 7/01/24	2,000,000	2,261,620
Oakland USD Alameda County GO, 6.50%, 8/01/23	2,200,000	2,575,694
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,		
4.60%, 8/15/14	1,000,000	1,001,850
4.75%, 8/15/15	1,000,000	1,001,910
4.90%, 8/15/16	1,285,000	1,287,390
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
4.90%, 8/15/17	1,000,000	1,011,710
5.10%, 8/15/18	1,000,000	1,011,750
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
4.70%, 8/15/18	1,765,000	1,786,480
4.80%, 8/15/19	1,945,000	1,967,659
4.85%, 8/15/20	2,000,000	2,022,520
Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A, 5.375%, 8/15/12	520,000	521,232

Annual Report | 51

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Orange County Sanitation District Wastewater Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/24	$ 5,180,000	$ 6,381,242
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	7,817,808
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%,		
9/02/28	1,000,000	1,096,760
9/02/29	1,280,000	1,395,981
Palo Verde Community College District COP, AMBAC Insured, 5.00%,		
1/01/22	1,015,000	1,090,577
1/01/23	1,065,000	1,139,188
1/01/24	1,070,000	1,139,047
Perris UHSD Financing Authority Revenue,		
5.50%, 9/01/27	1,270,000	1,309,141
5.625%, 9/01/29	1,375,000	1,417,185
Special Tax, 5.25%, 9/01/25	1,005,000	1,035,914
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,083,380
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,		
7/01/16	1,420,000	1,583,115
7/01/21	1,695,000	1,811,260
Rancho Santiago Community College District GO, Refunding, 5.00%, 9/01/26	9,790,000	11,653,429
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,033,420
Richmond Joint Powers Financing Authority Revenue,		
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,305,771
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,614,306
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,298,378
Multiple Redevelopment Projects, Series B, ETM, 5.35%, 5/15/13	375,000	390,874
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,677,892
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,182,365
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,150,050
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,358,550
Sacramento County COP, Refunding,		
5.375%, 2/01/23	3,400,000	3,718,988
5.50%, 2/01/25	3,770,000	4,133,616
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,654,839
Sacramento MUD Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,705,500
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,030,350
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,644,160
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,035,140

52 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Francisco City and County Airports Commission International Airport Revenue,		
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	$ 5,425,000	$ 6,081,642
Refunding, Second Series, Governmental Purpose, 5.00%, 5/01/26	2,700,000	3,161,349
Refunding, Series G, 5.00%, 5/01/23	4,970,000	5,917,729
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,527,364
San Francisco City and County GO, Clean and Safe Parks, Series B, 4.75%, 6/15/19	2,610,000	3,136,907
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,239,411
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,133,560
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,124,987
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,128,840
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,120,380
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,609,815
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,705,000
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,138,890
San Joaquin County COP, General Hospital Project, Refunding, NATL Insured, 5.00%, 9/01/17	1,000,000	1,002,950
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,		
5.60%, 1/15/16	3,000,000	3,178,800
NATL Insured, zero cpn., 1/15/26	19,000,000	8,906,440
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,		
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	12,782,640
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	7,687,040
[a]San Ramon Valley USD, GO, Refunding, 5.00%,		
8/01/22	5,000,000	6,227,850
8/01/23	2,500,000	3,068,425
8/01/24	2,805,000	3,398,117
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,483,019
8/01/20	1,510,000	1,680,071
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,593,250
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	2,998,125
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,215,280
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,		
5.00%, 9/01/25	1,000,000	1,031,460
5.00%, 9/01/26	1,000,000	1,031,330
5.00%, 9/01/27	1,000,000	1,030,990
5.125%, 9/01/28	1,060,000	1,092,712
5.25%, 9/01/29	1,000,000	1,030,680
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Series A, 5.00%, 3/01/25	13,410,000	15,853,034
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,817,450

Annual Report | 53

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	$ 1,095,000	$ 1,118,816
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,711,375
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,830,405
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,735,000
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,104,830
9/01/25	1,000,000	1,097,400
University of California Revenues,		
General, Series U, 5.00%, 5/15/19	4,060,000	4,997,982
Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,890,066
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,292,611
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,096,839
5.00%, 11/01/21	1,065,000	1,133,107
5.00%, 11/01/22	1,115,000	1,181,242
5.125%, 11/01/23	1,170,000	1,238,059
5.125%, 11/01/24	1,230,000	1,291,131
Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,		
8/01/24	7,755,000	4,211,120
8/01/26	10,045,000	4,734,912
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,544,734
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,150,826
5.25%, 9/01/20	1,325,000	1,389,554
		995,543,796
U.S. Territories 5.7%		
Guam 0.2%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,503,207
Puerto Rico 5.5%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,797,775
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,479,550
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,362,300
Series WW, 5.375%, 7/01/23	5,000,000	5,482,750
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,274,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	14,269,900
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	9,253,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	11,151,000
		59,070,475
Total U.S. Territories		61,573,682
Total Municipal Bonds before Short Term Investments (Cost $988,677,115)		1,057,117,478

54 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 (continued)

See Abbreviations on page 75.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 (continued)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
Elk Grove USD, GO, TRAN, 3.00%, 10/01/12	$10,000,000	$ 10,069,400
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.24%, 6/01/30	1,800,000	1,800,000
[a]Irvine 1915 Act Special Assessment,		
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.16%, 9/02/22	1,219,000	1,219,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.16%, 9/02/22	9,400,000	9,400,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.16%, 9/02/20	1,274,000	1,274,000
Limited Obligation Improvement, AD No. 97-17, Daily VRDN and Put, 0.16%, 9/02/23	8,000,000	8,000,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.20%, 10/01/41	12,250,000	12,250,000
[a]Irvine Ranch Water District Special Assessment, Consolidated, ID, Nos. 105 230 and 250, Weekly VRDN and Put, 0.10%, 8/01/16	1,100,000	1,100,000
[b]Los Angeles County GO, Transportation, Series C, 2.00%, 6/28/13	13,000,000	13,232,310
[a]Los Angeles County Housing Authority MFHR, Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.14%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,		
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.18%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.16%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.13%, 7/01/35	750,000	750,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.13%, 7/01/35	6,100,000	6,100,000
Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.10%, 7/01/34	4,800,000	4,800,000
Series B, Sub Series B-7, Weekly VRDN and Put, 0.10%, 7/01/34	10,000,000	10,000,000
[a]Los Angeles Department of Water and Power Waterworks Revenue,		
Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.15%, 7/01/35	17,350,000	17,350,000
Series B, Sub Series B-2, Daily VRDN and Put, 0.10%, 7/01/35	3,600,000	3,600,000
[a]Los Angeles Wastewater System Revenue, Refunding,		
Series A, Weekly VRDN and Put, 0.14%, 6/01/28	6,100,000	6,100,000
Series B, Weekly VRDN and Put, 0.14%, 6/01/28	4,300,000	4,300,000
[a]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.10%, 10/01/29	16,900,000	16,900,000
[a]Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.13%, 7/01/35	4,700,000	4,700,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.16%, 3/01/49	6,350,000	6,350,000
[a]Orange County Apartment Development Revenue,		
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.15%, 11/15/28	5,100,000	5,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.16%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.18%, 12/01/27	4,045,000	4,045,000
[b]Riverside County GO, Transportation, TRAN, Series A, 2.00%, 3/29/13	10,000,000	10,132,800
[a]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding,		
Series A, Daily VRDN and Put, 0.14%, 12/01/36	3,395,000	3,395,000
Series C, Daily VRDN and Put, 0.16%, 12/01/38	11,800,000	11,800,000

58 | Annual Report

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2012 (continued)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
[a]San Bernardino County MFHR, Housing Mortgage, Parkview, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.18%, 2/15/27	$ 1,420,000	$ 1,420,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.16%, 8/01/36	4,290,000	4,290,000
[a]San Jose Financing Authority Lease Revenue, Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.14%, 6/01/27	8,915,000	8,915,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.17%, 11/15/25	10,635,000	10,635,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, Weekly VRDN and Put, 0.10%, 6/01/26	10,600,000	10,600,000
[a]Southern California Public Power Authority Revenue,		
Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.14%, 7/01/20	12,100,000	12,100,000
Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.14%, 7/01/20	13,275,000	13,275,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.15%, 7/15/29	9,400,000	9,400,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.20%, 4/01/27	3,730,000	3,730,000
[a]Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital Inc., Refunding, Series A, Weekly VRDN and Put, 0.14%, 6/01/36	6,000,000	6,000,000
Total Investments (Cost $580,103,893) 102.8%		580,103,893
Other Assets, less Liabilities (2.8)%		(15,626,457)
Net Assets 100.0%		$564,477,436

See Abbreviations on page 75.

Annual Report | The accompanying notes are an integral part of these financial statements. | 59

60 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 61

62 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 63

Franklin California Tax-Free Trust

Financial Statements (continued)

64 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin California Tax-Free Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds significant accounting policies.

a. Financial Instrument Valuation

The Funds investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust s Board of Trustees (the Board), the Fund s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including

Annual Report | 65

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily;

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Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy, a portfolio insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) g. Guarantees and Indemnifications

Under the Trust s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Funds shares were as follows:

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board for the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each funds shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

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Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) c. Distribution Fees (continued)

In addition, under the funds Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) f. Waiver and Expense Reimbursements (continued)

expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

g. Other Affiliated Transactions

At June 30, 2012, a director of Advisers owned 50.6% of the Franklin California Tax-Exempt Money Fund s outstanding shares. Investment activities of this shareholder could have a material impact on the fund.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At June 30, 2012, the capital loss carryforwards were as follows:

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

The tax character of distributions paid during the years ended June 30, 2012 and 2011, was as follows:

Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

6. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended June 30, 2012, the funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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Franklin California Tax-Free Trust

Notes to Financial Statements (continued)

8. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2012, all of the Funds investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ABAG	-	The Association of Bay Area Governments
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FHLMC	-	Federal Home Loan Mortgage Corp.
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
MF	-	Multi-Family
MFH	-	Multi-Family Housing
MFHR	-	Multi-Family Housing Revenue
MFMR	-	Multi-Family Mortgage Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
TECP	-	Tax-Exempt Commercial Paper
TRAN	-	Tax and Revenue Anticipation Note
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Annual Report | 75

Franklin California Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin California Tax-Free Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund (separate portfolios of Franklin California Tax-Free Trust, hereafter referred to as the “Funds”) at June 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2012

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Franklin California Tax-Free Trust

Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2012. A portion of the Fund’s exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2013, shareholders will be notified of amounts for use in preparing their 2012 income tax returns.

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Franklin California Tax-Free Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Sheila Amoroso (1959) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Rafael R. Costas, Jr. (1965) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				

80 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Annual Report | 81

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Franklin California Tax-Free Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate tax-exempt funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments

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Franklin California Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed their investment performance in comparison with a performance universe selected by Lipper. The following summarizes the performance results for each of the Funds.

Franklin California Insured Tax-Free Income Fund – The Lipper report for this Fund showed the investment performance of its Class A shares during 2011 and the previous 10 years ended December 31, 2011, in comparison with a performance universe consisting of all retail and institutional single-state insured municipal debt funds as selected by Lipper. The Lipper report showed that the Fund’s income return during 2011 and for the previous three-, five- and 10-year periods on an annualized basis was in the highest or best performing quintile of its performance universe. The Lipper report also showed that the Fund’s total return during 2011 was in the highest quintile of its performance universe, and on an annualized basis was in the highest quintile of such universe for the previous three-year period, the second-lowest quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin California Intermediate-Term Tax-Free Income Fund – The Lipper report for this Fund showed the investment performance of its Class A shares during 2010 and the previous 10 years ended December 31, 2011, in comparison with a performance universe consisting of all retail and institutional California intermediate municipal debt funds as selected by Lipper. Such Lipper report comparison showed that the Fund’s income return in 2011 was in the highest or best performing quintile of such universe, and on an annualized basis was also in the highest quintile of such universe for the previous three- and five-year periods and the second-highest quintile of such universe for the previous 10-year period. The Lipper report showed that the Fund’s total return during 2011 was in the highest quintile of its performance universe, and on an annualized basis was in the highest quin-tile of such universe for each of the previous three- and 10-year periods, and in the second-highest quintile of such universe for the previous five-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin California Tax-Exempt Money Fund – The Lipper report for this Fund showed its investment performance during 2011 and the 10 years ended December 31, 2011, in comparison to a performance universe consisting of all retail and institutional California tax-exempt money market funds as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of its performance universe during 2011, and to be in the lowest or second-lowest quintile of such universe in each of the previous three-, five- and 10-year periods on an annualized basis. In discussing such performance, management explained that it reflected the Fund’s conservative policy of focusing on safety and liquidity by investing primarily in short-term securities, with its portfolio having no derivative holdings or investments in non-rated securities or securities subject to the alternative minimum tax, which generally offer higher yields. The Board found such performance acceptable in view of such factors, noting that the Fund’s expenses were subsidized by management to avoid net asset value falling below one dollar per share and that the median return within the Lipper performance universe for the one-year period was one basis point.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of such group. The Lipper contractual investment management fee analysis includes administrative fees as being part of management fees, and total expenses, for comparative consistency, were shown by Lipper

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Franklin California Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

for Fund Class A shares in the case of Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund. The Lipper report for Franklin California Insured Tax-Free Income Fund showed that both its contractual investment fee rate and its actual total expense ratio were the lowest within the four funds constituting its Lipper expense group. The Lipper report for Franklin California Intermediate-Term Tax-Free Income Fund showed that its contractual investment fee rate was below the median of its Lipper expense group, while its actual total expense ratio was in the least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of these two Funds in comparison to their Lipper expense groups. The Lipper expense comparison for Franklin California Tax-Exempt Money Fund showed its contractual investment management fee to be less than two basis points higher than its Lipper expense group median, while its actual total expense ratio was in the least expensive quin-tile of such expense group. The Board was satisfied with the comparative expenses of this Fund as shown in the Lipper report, noting that the Fund’s expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated

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Franklin California Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided, also noting with respect to Franklin California Tax-Exempt Money Fund, that expenses were being subsidized by management.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the manager realizing a larger profit margin on management services provided such fund. The Board also noted that any economies of scale are shared with each of these Funds and their shareholders through management fee breakpoints existing in each of the Fund’s investment management agreements so that as a Fund grows in size, its effective management fee rate declines. The management fee structure, including administrative expenses for each Fund provides for a fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; 0.45% on net assets in excess of $250 million; with additional breakpoints thereafter beginning at the $7.5 billion net asset level. At December 31, 2011, the net assets of Franklin California Insured Tax-Free Income Fund stood at approximately $2.1 billion, and those of Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund were approximately $925 million and $529 million, respectively. In discussing these fee levels, management’s position was that the existing fee rate reaches a low level quickly, which anticipates economies of scale as assets grow, and in support of such position pointed out the generally favorable effective management fee rate and low total actual expense comparisons for these Funds within their Lipper expense groups as previously discussed under “Comparative Expenses.” The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for these three Funds provides a sharing of benefits with each Fund and its shareholders. The Board also noted the fact that management was subsidizing the expenses of Franklin California Tax-Exempt Money Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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Franklin California Tax-Free Trust

Shareholder Information (continued)

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | **TAX-FREE INCOME**

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN CALIFORNIA TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

CAT A 08/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $94,566 for the fiscal year ended June 30, 2012 and $91,819 for the fiscal year ended June 30, 2011.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $50,000 for the fiscal year ended June 30, 2012 and $85,000 for the fiscal year ended June 30, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,344 for the fiscal year ended June 30, 2012 and $1,393 for the fiscal year ended June 30, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $151,106 for the fiscal year ended June 30, 2012 and $143,407 for the fiscal year ended June 30, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $202,450 for the fiscal year ended June 30, 2012 and $229,800 for the fiscal year ended June 30, 2011.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item	5	.	Audit Committee of Listed Registrants.	N/A

Item	6	.	Schedule of Investments.	N/A

Item	7	.	Disclosure of Proxy Voting Policies and Procedures for Closed-
			End Management Investment Companies.	N/A
Item	8	.	Portfolio Managers of Closed-End Management Investment
			Companies.	N/A

Item	9	.	Purchases of Equity Securities by Closed-End Management
			Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 24, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 24, 2012